CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2012
SCHEDULE OF CASH AND CASH EQUIVALENTS [Table Text Block]
	June 30, 2012	December 31,
	(Unaudited)	2011
Cash on hand	$57,065	$5,996
Cash in bank	8,467,975	2,759,157
Restricted cash	9,502,241	-

Total cash and cash equivalents	$18,027,281	$2,765,153